RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The Company recorded fees and expense reimbursements as shown in the table below for services provided by CMFT Management or its affiliates related to the services described above during the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Management fees	$11,755	$9,750	$23,332	$19,600
Disposition fees	$—	$—	$—	$341
Expense reimbursements to related parties	$3,210	$3,057	$5,871	$5,235

The Company recorded fees and expense reimbursements as shown in the table below for services provided by CMFT Management or its affiliates related to the services described above during the periods indicated (in thousands):

	Year Ended December 31,
	2020		2019		2018
Management fees and expenses	$44,744		$16,350	(1)	$—
Acquisition fees and expenses	$550		$2,110		$2,749
Disposition fees	$434		$3,967		$478
Advisory fees and expenses	$—		$25,989		$43,399
Operating expenses	$3,651	(2)	$3,594		$5,163

(1)	Includes manager reimbursements incurred subject to the Management Agreement.
(2)	Includes $308,000 of merger-related expenses incurred subject to the Merger Agreements and the terminated CCIT II Merger Agreement, net of $260,000 which was reimbursed by CCIT II.